Annual Fund Operating Expenses	Feb. 29, 2024
Schwab Fundamental US Large Company Index Fund | Schwab Fundamental US Large Company Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Schwab Fundamental US Small Company Index Fund | Schwab Fundamental US Small Company Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Schwab Fundamental International Large Company Index Fund | Schwab Fundamental International Large Company Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Schwab Fundamental International Small Company Index Fund | Schwab Fundamental International Small Company Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Schwab Fundamental Emerging Markets Large Company Index Fund | Schwab Fundamental Emerging Markets Large Company Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Schwab Fundamental Global Real Estate Index Fund | Schwab Fundamental Global Real Estate Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%